Related Party Transactions - Narrative (Details) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Dec. 14, 2023 USD ($)	Dec. 11, 2023 USD ($)	Nov. 22, 2023 installment $ / shares shares	Jun. 26, 2023 USD ($)	Jun. 22, 2023 USD ($) BOARDSEAT	May 31, 2023 USD ($)	Dec. 31, 2023 USD ($) BOARDSEAT shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Number of board seats held by related party | BOARDSEAT					2
Stock compensation expense							$ 25,675	$ 7,111	$ 8,038
Related party accounts payable and other current liabilities							16,584	0
Proceeds from issuance of private placement							$ 84,555	0	$ 0
Granted (in shares) | shares							8,776,245
Private Placement [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of private placement		$ 180,000		$ 210,000			$ 180,000
Related Party
Related Party Transaction [Line Items]
Related party accounts payable and other current liabilities							16,600	0
Paragon Agreement
Related Party Transaction [Line Items]
Related party expenses incurred prior to asset acquisition					$ 19,000
Related party expenses unpaid prior to asset acquisition					19,000
Paragon Agreement | Related Party
Related Party Transaction [Line Items]
Related party expenses incurred prior to asset acquisition					19,000
Research initiation fees					3,000	$ 3,000
Reimbursable research costs					16,000
Related party expenses unpaid prior to asset acquisition					$ 19,000
Stock compensation expense							11,400
Stock Compensation And Research And Development Expense
Related Party Transaction [Line Items]
Related party transaction amount							48,500
Reimbursable Costs Under Paragon Agreement | Related Party
Related Party Transaction [Line Items]
Related party accounts payable and other current liabilities							16,600	$ 0
Milestone Payments
Related Party Transaction [Line Items]
Related party transaction amount							$ 39,500
Appoint Of Board Members
Related Party Transaction [Line Items]
Number of board seats held by related party | BOARDSEAT							2
SPY002 License Agreement | Related Party
Related Party Transaction [Line Items]
Nomination fee	$ 1,500
Milestone payments	2,500
Sale Of Stock, December 2023 PIPE | Related Party
Related Party Transaction [Line Items]
Proceeds from issuance of private placement							$ 10,000
Consulting Agreement | Related Party
Related Party Transaction [Line Items]
Granted (in shares) | shares			477,000
Exercise price (in dollars per share) | $ / shares			$ 10.39
Number of monthly installments | installment			48
Stock-based compensation expense							$ 100
Consulting Agreement | Related Party | Share-Based Payment Arrangement, Tranche One
Related Party Transaction [Line Items]
Vesting percentage			25.00%
Paragon Therapeutics Inc | Ownership Interest | Maximum | Related Party
Related Party Transaction [Line Items]
Percentage of ownership by noncontrolling owner							5.00%
Paragon Therapeutics Inc | SPY002 License Agreement | Maximum | Related Party
Related Party Transaction [Line Items]
Contingent obligation based on milestones	$ 22,000
Fairmount Funds Management LLC | Ownership Interest | Minimum | Related Party
Related Party Transaction [Line Items]
Percentage of ownership by noncontrolling owner					5.00%		5.00%
Percentage of ownership held in third party					5.00%		5.00%
Paragon and Parapyre Holding LLC | Ownership Interest | Maximum | Related Party
Related Party Transaction [Line Items]
Percentage of ownership by noncontrolling owner					5.00%